Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, net [Abstract]
Vessels, net

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	163,501	(6,916)	156,585
— Transferred from advances for vessels under construction	245,763	-	245,763
— Depreciation	-	(13,289)	(13,289)
Balance, December 31, 2022	409,264	(20,205)	389,059
— Depreciation	-	(14,349)	(14,349)
Balance, December 31, 2023	409,264	(34,554)	374,710

Transfers to Vessels, Net

In 2022, the Company took delivery of the following vessels and hence advances paid and capitalized expenses relating to these vessels were transferred from Advances for vessels under construction to Vessels, net:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Julius Caesar	January 17, 2022	90,008	2,056	92,064
M/T Legio X Equestris	March 2, 2022	89,995	2,138	92,133
M/T Eco Oceano CA	March 4, 2022	60,250	1,316	61,566
Total 2022		240,253	5,510	245,763